Commitments, third-party guarantees, contingent assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Commitments, third-party guarantees, contingent assets and liabilities [Abstract]
Contractual obligations
The following tables shows the breakdown of the third-party commitments and contractual obligations as of December 31, 2019 and 2018:

2019	Total	2020	2021 and 2022	2023 and 2024	Subsequent

Corporate debt	723,791	28,706	200,504	200,926	293,655
Loans with credit institutions (project debt)	4,105,915	241,116	504,921	598,837	2,761,041
Notes and bonds (project debt)	746,433	28,304	51,508	56,192	610,429
Purchase commitments*	2,991,432	129,595	278,418	269,632	2,313,787
Accrued interest estimate during the useful life of loans	2,472,070	294,676	549,320	471,535	1,156,539

2018	Total	2019	2020 and 2021	2022 and 2023	Subsequent

Corporate debt	684,073	268,905	107,560	205,258	102,350
Loans with credit institutions (project debt)	4,314,307	233,214	476,191	571,374	3,033,528
Notes and bonds (project debt)	776,807	31,241	49,445	54,879	641,242
Purchase commitments*	3,082,495	131,417	264,461	259,775	2,426,842
Accrued interest estimate during the useful life of loans	2,743,132	314,984	565,040	492,932	1,370,176